SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Furniture and Fixtures
Estimated useful lives	3 - 10 years	3–10 years
Buildings
Estimated useful lives	39 years	39 years
Machinery and Equipment
Estimated useful lives	7 - 10 years	7–10 years
Vehicles
Estimated useful lives	10 years	10 years